Intangible assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Goodwill	₨ 14,595		₨ 14,595	₨ 14,595
Other intangible assets	679,991		665,097	561,924
Intangible assets and goodwill	₨ 694,586	$ 9,450	₨ 679,692	₨ 576,519